COMBINED CARVE-OUT STATEMENTS OF PARENTS' EQUITY (Predecessor) - USD ($)	Parent Company Investment, net OceanPal Inc. Predecessors [Member]	Retained Earnings [Member] OceanPal Inc. Predecessors [Member]	Retained Earnings [Member]	OceanPal Inc. Predecessors [Member]	Total
Balance at Dec. 31, 2018	$ 141,543,044	$ (103,313,797)		$ 38,229,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(1,504,222)			(1,504,222)
Net income and comprehensive income		(1,862,852)		(1,862,852)	$ (1,862,852)
Balance at Dec. 31, 2019	140,038,822	(105,176,649)		34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	4,235,856			4,235,856
Net income and comprehensive income		(3,795,959)		(3,795,959)	(3,795,959)
Balance at Dec. 31, 2020	144,274,678	(108,972,608)		35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,196,728)			(3,196,728)
Net income and comprehensive income		750,983		750,983	750,983
Balance at Nov. 29, 2021	$ 141,077,950	$ (108,221,625)		$ 32,856,325
Balance at Apr. 14, 2021			$ 0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income			134,000		134,000
Balance at Dec. 31, 2021			65,000		48,149,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income			(326,000)		(326,000)
Balance at Dec. 31, 2022			(2,321,000)		76,559,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income			(1,977,000)		(1,977,000)
Balance at Dec. 31, 2023			$ (8,020,000)		$ 92,559,000